Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves
Allowances for Doubtful Accounts
Changes in the allowances for doubtful accounts were as follows:

	Year Ended December 31,
(in millions of dollars)	2012	2011	2010
Balance at beginning of year	$5.1	$5.2	$6.9
Additions charged to expense	2.2	1.4	3.3
Deductions—write offs	(3.0)	(1.3)	(5.3)
Mead C&OP acquisition	2.1	—	—
Foreign exchange changes	0.1	(0.2)	0.3
Balance at end of year	$6.5	$5.1	$5.2
Allowances for Sales Returns and Discounts
Changes in the allowances for sales returns and discounts were as follows:

	Year Ended December 31,
(in millions of dollars)	2012	2011	2010
Balance at beginning of year	$7.7	$9.2	$9.8
Additions charged to expense	41.0	41.6	31.8
Deductions—returns	(41.6)	(43.1)	(32.1)
Mead C&OP acquisition	2.8	—	—
Foreign exchange changes	0.7	—	(0.3)
Balance at end of year	$10.6	$7.7	$9.2
Allowances for Cash Discounts
Changes in the allowances for cash discounts were as follows:

	Year Ended December 31,
(in millions of dollars)	2012	2011	2010
Balance at beginning of year	$1.1	$1.2	$1.2
Additions charged to expense	16.4	11.0	11.3
Deductions—discounts taken	(16.0)	(11.0)	(11.1)
Mead C&OP acquisition	0.6	—	—
Foreign exchange changes	0.1	(0.1)	(0.2)
Balance at end of year	$2.2	$1.1	$1.2
Warranty Reserves
Changes in the reserve for warranty claims were as follows:

	Year Ended December 31,
(in millions of dollars)	2012	2011	2010
Balance at beginning of year	$2.7	$3.1	$2.8
Provision for warranties issued	3.3	3.0	3.2
Settlements made (in cash or in kind)	(3.2)	(3.4)	(2.9)
Balance at end of year	$2.8	$2.7	$3.1
Income Tax Valuation Allowance
Changes in the deferred tax valuation allowances were as follows:

	Year Ended December 31,
(in millions of dollars)	2012	2011	2010
Balance at beginning of year	$204.3	$193.2	$188.9
Charges/(credits) to expense	(145.1)	5.4	15.7
Charged to other accounts	(4.3)	7.0	(7.6)
Foreign exchange changes	0.5	(1.3)	(3.8)
Balance at end of year	$55.4	$204.3	$193.2